10. SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Notes
10. SHARE CAPITAL

10.SHARE CAPITAL

All share amounts have been adjusted, where applicable, to reflect the 1-for-6 reverse stock split of the Company’s Common Shares completed on July 1, 2024. The Company’s share capital consists of Common Shares, Preferred Shares and Super Voting Shares. Certain share issuances were made to related parties and are further disclosed in Note 15.

Common Shares

The Company is authorized to issue an unlimited number of Common Shares with a par value of $0.30 per share. Each Common Share carries one vote. Holders of Common Shares are entitled to dividends when declared by the Board of Directors and, on liquidation, to share rateably in the remaining assets of the Company after settlement of liabilities and amounts payable to holders of shares ranking in priority.

The Company had the following transactions for the issued and outstanding Common Shares during 2025.

Transaction type	Number of Common Shares
Balance as of January 1, 2024, after reverse stock split adjustment	17,016,486
Issued for cash under share / unit purchase agreements	291,829
Issued for acquisitions of entities under common control	1,500,000
Issued for patent acquisitions under common control	1,100,000
Issued for debt conversions and financing arrangements	4,651,117
Issued for director, advisory and other services	541,692
Balance as of December 31, 2024	25,101,124
Issued on exercise of warrants	1,350,000
Issued for indoor drone technology acquisition*	3,000,000
Issued for cash, debt conversions and financing arrangements	18,465,000
Issued for director services	104,761
Balance as of December 31, 2025	48,020,885

* The 3,000,000 Common Shares issued for indoor drone technology were issued to related parties and are pending minority shareholder approval. The Company should assess, based on the legal terms of issuance and the shareholder approval requirement, whether these shares should be presented as issued and outstanding share capital or as shares to be issued / another appropriate equity classification until approval is obtained.

The carrying amount of Common Share capital was $14,406,266 as of December 31, 2025 and $7,530,337 as of December 31, 2024.

Significant Common Share issuances during 2025

During the year ended December 31, 2025, the Company issued Common Shares as follows:

Nature of issuance	Number of Common Shares
Exercise of warrants by GG Mars Capital, Inc.	200,000
Exercise of warrants by Jennings Family Investments, Inc.	200,000
Exercise of warrants by Nancy Cowden	600,000
Exercise of warrants by LoneStella, LLC	350,000
Total shares issued on exercise of warrants	1,350,000
Issued to Shaun Passley, PhD for indoor drone technology	1,000,000
Issued to Epazz, Inc. for indoor drone technology	2,000,000
Total shares issued for indoor drone technology	3,000,000
Issued to GG Mars Capital, Inc. for cash / financing arrangements	2,330,000
Issued to Star Financial Corporation for cash / financing arrangements	2,745,000
Issued to Jennings Family Investments, Inc. for cash / financing arrangements	11,200,000
Issued to LoneStella, LLC for cash / financing arrangements	1,353,000
Issued to Nancy Cowden for cash / financing arrangements	837,000
Total shares issued for cash / financing arrangements	18,465,000
Issued to directors for services	104,761
Total Common Shares issued during 2025	22,919,761

The Common Shares issued to directors for services during 2025 were measured at the fair value of the shares issued at the grant date and recognized as share-based compensation in accordance with IFRS 2.

Significant Common Share issuances during 2024

During the year ended December 31, 2024, the Company completed a 1-for-6 reverse stock split of its Common Shares. The comparative share numbers have been adjusted to reflect the reverse stock split.

During 2024, the Company issued Common Shares for share / unit purchase agreements, acquisitions under common control, patent acquisitions under common control, director and advisory services, and debt conversions / financing arrangements. The Company issued 291,829 units for cash, with each unit consisting of one Common Share and one warrant. The Company also issued Common Shares to related parties in connection with the acquisitions of ZooOffice, Inc., Ecker Capital, Inc. and certain drone patents, and in connection with debt conversions and financing arrangements.

The Common Shares issued for director, advisory and other services were measured at the fair value of the shares issued at the grant date and recognized in accordance with IFRS 2.

Preferred Shares

The Company is authorized to issue 100,000,000 Preferred Shares with a stated value of $3.00 per share. Preferred Shares are non-voting. Each Preferred Share is convertible into three Common Shares. Holders of Preferred Shares are entitled to dividends when declared by the Board of Directors and have priority over Common Shares on liquidation, after settlement of liabilities.

The movement in issued and outstanding Preferred Shares was as follows:

Particulars	Number of Preferred Shares
Balance as of January 1, 2024	—
Issued for acquisitions of entities under common control	1,300,000
Issued for patent acquisitions under common control	14,650,000
Issued as loan origination consideration	1,200,000
Balance as of December 31, 2024	17,150,000
Issued to Shaun Passley, PhD as bonus compensation for services	120,000
Balance as of December 31, 2025	17,270,000

During the year ended December 31, 2025, the Company issued 120,000 Preferred Shares to Shaun Passley, PhD as bonus compensation for services rendered to the Company. The issuance was accounted for as share-based compensation in accordance with IFRS 2.

The carrying amount of Preferred Share capital was $51,810,000 as of December 31, 2025 and $51,450,000 as of December 31, 2024.

Super Voting Shares

The Company is authorized to issue 23,000,000 Super Voting Shares with a stated value of $30.00 per share. Each Super Voting Share carries 1,000 votes. Holders of Super Voting Shares are entitled to dividends when declared by the Board of Directors and have liquidation priority after settlement of liabilities and amounts payable to holders of Preferred Shares, but before Common Shares.

The movement in issued and outstanding Super Voting Shares was as follows:

Particulars	Number of Super Voting Shares
Balance as of January 1, 2024	—
Issued for acquisitions of entities under common control	8,000
Issued for patent acquisitions under common control	52,000
Balance as of December 31, 2024	60,000
Issued during the year	—
Balance as of December 31, 2025	60,000

The carrying amount of Super Voting Share capital was $1,800,000 as of December 31, 2025 and $1,800,000 as of December 31, 2024.

Related party share issuances

During the years ended December 31, 2025, and 2024, certain Common Shares, Preferred Shares and Super Voting Shares were issued to related parties, including Shaun Passley, PhD, Epazz, Inc., Ameritek Ventures, Inc., GG Mars Capital, Inc., Star Financial Corporation, Jennings Family Investments, Inc. and LoneStella, LLC. These transactions are disclosed in Note 15.

Potential Common Shares arising from the conversion of Preferred Shares, warrants and convertible debt are disclosed in the relevant notes on warrants, loans payable and derivative financial liabilities.

Warrants

The Company has issued warrants in connection with subscription receipts, share purchase agreements and debt financing arrangements. Warrants are classified as equity or financial liabilities in accordance with IAS 32 based on the specific terms of each instrument.

The movement in warrants outstanding was as follows:

Particulars	Number of warrants
Outstanding as of December 31, 2024	2,955,551
Exercised during the year	(1,350,000)
Issued during the year	—
Expired / forfeited during the year	—
Outstanding as of December 31, 2025	1,605,551

During the year ended December 31, 2025, 1,350,000 warrants were exercised, comprising 200,000 warrants exercised by GG Mars Capital, Inc., 200,000 warrants exercised by Jennings Family Investments, Inc., 600,000 warrants exercised by Nancy Cowden and 350,000 warrants exercised by LoneStella, LLC. The exercise prices were based on the terms of the respective warrant agreements which were at USD 1.77 per warrant.

The warrants outstanding as of year end were as follows:

Issue date	Holder / category	Reason for issuance	Exercise price	2025	2024
September 19, 2020	Various	Subscription / OSE listing	CAD $0.90	22,056	22,056
February 15, 2022	Propal Investments, LLC	Debt issuance	CAD $12.00	41,666	41,666
July 23, 2024	Star Financial Corporation	Share purchase agreement	USD $10.28	49,088	49,088
July 23, 2024	GG Mars Capital, Inc.	Share purchase agreement	USD $10.28	55,396	55,396
July 23, 2024	Jacob D. Sherman	Share purchase agreement	USD $10.28	9,728	9,728
July 23, 2024	Nancy Cowden	Share purchase agreement	USD $10.28	116,732	116,732
July 23, 2024	LoneStella, LLC	Share purchase agreement	USD $10.28	60,885	60,885
October 9, 2024	GG Mars Capital, Inc.	Debt origination consideration	USD $1.77	300,000	500,000
October 9, 2024	Star Financial Corporation	Debt origination consideration	USD $1.77	500,000	500,000
October 9, 2024	Jennings Family Investments, Inc.	Debt origination consideration	USD $1.77	300,000	500,000
October 9, 2024	LoneStella, LLC	Debt origination consideration	USD $1.77	150,000	500,000
October 9, 2024	Nancy Cowden	Debt origination consideration	USD $1.77	-	600,000
Total warrants outstanding				1,605,551	2,955,551

The warrants issued in connection with the October 2024 debt financing arrangements were valued using the Black-Scholes option pricing model. The valuation considered, among other inputs, the Company’s share price at the grant date, expected life, risk-free rate, expected volatility and dividend yield. The initial fair value of these warrants was determined to be $751,000 were classified in equity.

The warrants outstanding as of December 31, 2025 had the following exercise price profile:

Warrants	Exercise price currency	Exercise price	Status based on December 31, 2025 share price
291,829	USD	$10.28	Out of the money
41,666	CAD	$12.00	Out of the money
22,056	CAD	$0.90	In the money
1,250,000	USD	$1.77, or lower amount based on agreement terms	In the money
1,605,551